PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 603,639	R$ 571,513	R$ 1,003,035
Difference from change in actuarial assumptions	(71,246)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(117,397)	(91,892)	5,971
Difference from change in actuarial assumptions	(24,858)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	721,036	R$ 663,405	R$ 997,064
Difference from change in actuarial assumptions	(46,388)
Present value of defined benefit obligation current actuarial assumptions
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	3,556,624
Present value of defined benefit obligation current actuarial assumptions | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,988,953
Present value of defined benefit obligation current actuarial assumptions | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,567,671
Present value of defined benefit obligation prior-year actuarial assumptions
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	3,485,378
Present value of defined benefit obligation prior-year actuarial assumptions | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,964,095
Present value of defined benefit obligation prior-year actuarial assumptions | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 1,521,283